Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 30, 2015	Sep. 28, 2012	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Series A Preferred Stock
Series A Preferred Stock
Rate of interest for preferred stock (as a percent)					8.00%	8.00%	8.00%
Number of shares issued of convertible preferred stock to common stock	3,738,442
Preferred stock, shares outstanding				325,000	325,000	325,000	325,000
Mandatorily redeemable convertible preferred units
Series A Preferred Stock
Dividends payable		$ 13.0
Liquidation value (in dollars per share)		$ 1,241
Conversion rate for preferred stock (in dollars per share)		$ 110.00				$ 11.00	$ 11.00
Number of Common Shares Issuable Upon Conversion		71,893				2,659,792	2,459,127
Notional dividend amount of convertible preferred stock				$ 7.9		$ 29.3	$ 27.1
Minimum | Mandatorily redeemable convertible preferred units | Common Stock
Series A Preferred Stock
Additional shares of common stock to be issued upon conversion					580,151
Maximum | Mandatorily redeemable convertible preferred units | Common Stock
Series A Preferred Stock
Additional shares of common stock to be issued upon conversion					712,004
Eagle Property Acquisition | Mandatorily redeemable convertible preferred units
Series A Preferred Stock
Preferred stock, shares designated			325,000
Liquidation value (in dollars per share)			$ 1,000
Rate of interest for preferred stock (as a percent)			8.00%			8.00%
Conversion rate for preferred stock (in dollars per share)					$ 135.00	$ 13.50
Period required to convert preferred stock into common stock					15 days	15 days
Eagle Property Acquisition | Minimum | Mandatorily redeemable convertible preferred units
Series A Preferred Stock
Conversion rate for preferred stock (in dollars per share)					$ 110.00	$ 11.00
Eagle Property Acquisition | Maximum | Mandatorily redeemable convertible preferred units
Series A Preferred Stock
Conversion rate for preferred stock (in dollars per share)					$ 135.00	$ 13.50
$110.00 | Series A Preferred Stock
Series A Preferred Stock
Conversion rate for preferred stock (in dollars per share)	$ 110.00